Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Short-Term Investment	Short-term investments consisted of the following:

	As of December 31,
	2012	2013
	US$	US$
Fixed-rate time deposits	25,455	10,138
Available-for-sale security
—Equity security	1,386	—

	26,841	10,138

Available-for-Sale Securities

The following is a summary of the available-for-sale security as of December 31, 2012. There was no available-for-sale security as of December 31, 2013.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2012
- Equity security in SYSWIN Inc.	643	743	—	1,386